VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Non-consolidated VIEs
Trading assets	SFr 145,613	SFr 144,922	SFr 133,635
Net loans	293,797	292,970	287,581
Other assets	39,579	40,501	37,459
Other liabilities	29,958	SFr 29,393	30,107
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	8,309		9,549
Net loans	12,196		8,896
Other assets	984		586
Total variable interest assets, non-consolidated VIEs	21,489		19,031
Maximum exposure to loss	26,867		24,486
Non-consolidated VIE assets	264,143		223,914
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	206		209
Net loans	655		154
Other assets	0		3
Total variable interest assets, non-consolidated VIEs	861		366
Maximum exposure to loss	861		366
Non-consolidated VIE assets	6,318		7,033
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,970		4,527
Net loans	1,373		1,475
Other assets	74		19
Total variable interest assets, non-consolidated VIEs	6,417		6,021
Maximum exposure to loss	7,801		7,637
Non-consolidated VIE assets	103,256		96,483
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	835		927
Net loans	2,205		1,591
Other assets	455		120
Total variable interest assets, non-consolidated VIEs	3,495		2,638
Maximum exposure to loss	3,495		2,653
Non-consolidated VIE assets	102,841		68,258
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	148		183
Net loans	7,637		5,246
Other assets	1		0
Total variable interest assets, non-consolidated VIEs	7,786		5,429
Maximum exposure to loss	11,169		8,680
Non-consolidated VIE assets	23,202		20,804
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	2,150		3,703
Net loans	326		430
Other assets	454		444
Total variable interest assets, non-consolidated VIEs	2,930		4,577
Maximum exposure to loss	3,541		5,150
Non-consolidated VIE assets	28,526		31,336
Bank
Non-consolidated VIEs
Trading assets	145,758		133,859
Net loans	300,281		292,875
Other assets	37,093		36,673
Other liabilities	29,401		30,327
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	8,309		9,549
Net loans	12,196		8,896
Other assets	976		578
Total variable interest assets, non-consolidated VIEs	21,481		19,023
Maximum exposure to loss	26,860		24,478
Non-consolidated VIE assets	239,905		198,952
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	206		209
Net loans	655		154
Other assets	0		3
Total variable interest assets, non-consolidated VIEs	861		366
Maximum exposure to loss	861		366
Non-consolidated VIE assets	6,318		7,033
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,970		4,527
Net loans	1,373		1,475
Other assets	74		19
Total variable interest assets, non-consolidated VIEs	6,417		6,021
Maximum exposure to loss	7,801		7,637
Non-consolidated VIE assets	103,256		96,483
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	835		927
Net loans	2,205		1,591
Other assets	447		112
Total variable interest assets, non-consolidated VIEs	3,487		2,630
Maximum exposure to loss	3,488		2,645
Non-consolidated VIE assets	100,934		65,848
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	148		183
Net loans	7,637		5,246
Other assets	1		0
Total variable interest assets, non-consolidated VIEs	7,786		5,429
Maximum exposure to loss	11,169		8,680
Non-consolidated VIE assets	23,202		20,804
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	2,150		3,703
Net loans	326		430
Other assets	454		444
Total variable interest assets, non-consolidated VIEs	2,930		4,577
Maximum exposure to loss	3,541		5,150
Non-consolidated VIE assets	SFr 6,195		SFr 8,784